Restructuring Programs - Overall Tree House 2020 Program Costs By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 105.4	$ 166.7	$ 73.6
TreeHouse 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	89.5	118.4	51.4
Cumulative Costs To Date	259.3
Total Expected Costs	286.8
Asset-related | TreeHouse 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2.9	9.2	33.0
Cumulative Costs To Date	45.1
Total Expected Costs	45.1
Employee-related | TreeHouse 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	10.8	36.2	9.1
Cumulative Costs To Date	56.1
Total Expected Costs	57.3
Other costs | TreeHouse 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	75.8	$ 73.0	$ 9.3
Cumulative Costs To Date	158.1
Total Expected Costs	$ 184.4